Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
Discontinued Operations
Note 2. Discontinued Operations
Summarized Results of Discontinued Operations

	Years Ended December 31,
	2010	2009	2008
	(Millions)
Revenues	$16	$17	$210

Income (loss) from discontinued operations before (impairments) and gain on sale, gain on deconsolidation and income taxes	$(8)	$(92)	$236
(Impairments) and gain on sale	(1)	(216)	(135)
Gain on deconsolidation	—	9	—
(Provision) benefit for income taxes	(1)	70	(68)

Income (loss) from discontinued operations	$(10)	$(229)	$33

Income (loss) from discontinued operations:
Attributable to noncontrolling interests	$—	$(70)	$13
Attributable to The Williams Companies, Inc.	$(10)	$(159)	$20
     The decrease in revenues primarily reflects the cessation of revenue recognition of our discontinued Venezuela operations in 2009.
     Income (loss) from discontinued operations before (impairments) and gain on sale, gain on deconsolidation, and income taxes for 2009 primarily includes losses from our discontinued Venezuela operations, including $48 million of bad debt expense and a $30 million net charge related to the write-off of certain deferred charges and credits. Offsetting these losses is a $15 million gain related to our former coal operations.
     Income (loss) from discontinued operations before (impairments) and gain on sale, gain on deconsolidation, and income taxes for 2008 includes:
•	$140 million of gains related to the favorable resolution of matters involving pipeline transportation rates associated with our former Alaska operations;

•	$77 million of income related to our discontinued Venezuela operations;

•	$54 million of income related to a reduction of remaining amounts accrued in excess of our obligation associated with the Trans-Alaska Pipeline System Quality Bank;

•	An $11 million charge associated with an oil purchase contract related to our former Alaska refinery;

•	A $10 million charge associated with a settlement primarily related to the sale of NGL pipeline systems in 2002.
     (Impairments) and gain on sale for 2009 primarily reflects an impairment of our Venezuela property, plant, and equipment. (See Note 14.) Also included is an impairment charge of $5 million related to properties in the Arkoma basin.
     (Impairments) and gain on sale for 2008 includes an impairment charge of $143 million related to properties in the Arkoma basin and the final proceeds from the 2007 sale of our former power business.
     Gain on deconsolidation reflects the gain recognized when we deconsolidated the entities that owned and operated our Venezuela gas compression facilities prior to their expropriation by the Venezuelan government in 2009.
     (Provision) benefit for income taxes for 2009 includes a $76 million benefit from the reversal of deferred tax balances related to our discontinued Venezuela operations.
     The assets of our holdings in the Arkoma basin, which were previously reported within Exploration & Production, comprise significantly less than 0.5 percent of our total consolidated assets as of December 31, 2010 and 2009, and are reported primarily within other current assets and deferred charges and other assets and deferred charges, respectively, on our Consolidated Balance Sheet. Liabilities of our discontinued operations are insignificant for these periods.